Cover	May 10, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	NUVVE HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40296
Entity Tax Identification Number	86-1617000
Entity Address, Address Line One	2468 Historic Decatur Road,
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619
Local Phone Number	456-5161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001836875
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	NVVE
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	NVVEW
Security Exchange Name	NASDAQ